Subsequent Events	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
Subsequent Events
14.	Subsequent Events

(a)
Bond Tap Issue and Listing of Bonds in the Oslo Stock Exchange: On January 13, 2026, the Company announced that it had successfully placed a $50,000 tap issue in Bonds, paying a fixed coupon of 9.875% per annum, payable semi-annually in arrears. The tap issue was priced at a premium, 103.00% of par value, and the amount received, net of expenses was $50,724. Following the tap issue, the total outstanding amount under the Company’s Bonds is $150,000 (Note 7). The tap issue was closed on 27 January 2026. The regulation of use of proceeds under the tap issue is for general corporate purposes according to the terms of the Tap Issue. On April 1, 2026, the Company completed the listing of the $150,000 Bonds in the Oslo Stock Exchange.

(b)
Naming and Delivery of Newbuilding Vessel: On January 14, 2026, the Company announced the successful delivery of the of the newbuilding vessel H1597, which was named “P. Marseille”, constructed at Shanghai Waigaoqiao Shipbuilding Co. Ltd. in the People’s Republic of China (Note 5). The vessel was partially financed through a sale-and-leaseback agreement with unaffiliated parties, under which $45,000 was provided upon delivery of the vessel from shipyard.

(c)
Memorandum of Agreement to Sell Aframax 2009-built Tanker Vessel: On February 17, 2026, the Company announced that it had signed a Memorandum of Agreement to sell its 2009-built, 105,071 dwt Aframax tanker vessel “P. Sophia” to an unaffiliated third party for a gross sale price of $35,650. The vessel is expected to be delivered to her new owners in mid-2026, subject to customary closing conditions. The sale proceeds will be applied, at the Company’s option, either for bond repayment or will be used for the acquisition of additional tanker vessel that will replace the “P. Sophia” as bond collateral (Note 7).

(d)
Signing of Shipbuilding Contracts for Two Suezmax Tanker Vessels: On March 2, 2026, the Company announced that it has signed two shipbuilding contracts with China Shipbuilding Trading Co. Ltd. and Shanghai Waigaoqiao Shipbuilding Co. Ltd. for the construction of two 158,000 DWT newbuilding Suezmax tanker vessels. The vessels, Hull 1627 and Hull 1628, are expected to be delivered in October 2028 and May 2029, respectively, at a contract price of $81,500 per vessel. The Company paid $12,225 (or 15% of the purchase price) for each vessel on April 16, 2026, and will pay 10% of the purchase price at each of the milestones of steel cutting, keel laying, and launching of the vessels, and the remaining 55% of the purchase price upon the delivery of the vessels.

(e)
Dividend Payment to the Series B and Series C Preferred Stockholders: On March 16, 2026, the Company paid cash dividends to its Series B and Series C preferred stockholders amounting to $13 (or $0.25 per share) and $445 (or $0.3125 per share), respectively, according to the terms of each preferred stock, out of which $411 were paid to Mango (Note 4).

(f)
Signing of Sale-and-Leaseback Agreement for Newbuilding Vessel: On March 16, 2026 the Company entered into a sale-and-leaseback agreement with an unaffiliated third party for its LR1 tanker newbuilding vessel Hull 1624, to be named “P. San Francisco”, currently under construction at Jiangsu New Yangzi Shipbuilding Co., Ltd. and scheduled for delivery in early 2027. The bareboat financing amount totals $37,800. As part of this agreement, the vessel will be sold and then chartered back to the Company on a bareboat basis for a ten-year period starting from delivery from the shipyard. The bareboat charter includes 120 monthly installments equivalent to $5,451 per day, with an implied interest rate of Term SOFR plus 2.00% per annum. Additionally, a balloon payment of $18,072 will be due together with the last installment. The Company has continuous options to repurchase the vessel at predetermined rates following the second anniversary of the bareboat charter.

(g)
Memorandum of Agreement to Sell Aframax 2010-built Tanker Vessel: On April 14, 2026, the Company announced that it had signed a Memorandum of Agreement to sell its 2010-built, 105,304 dwt Aframax tanker vessel “P. Aliki” to an unaffiliated third party for a gross sale price of $42,650. The vessel is expected to be delivered to her new owners by the end of the third quarter 2026, subject to customary closing conditions. Part of the sale proceeds will be applied for the partial repayment of the Alpha Bank loan (Note 7), to which the vessel serves as collateral.